Investments in Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2013
Investments In Unconsolidated Joint Ventures [Abstract]
Investments In Unconsolidated Joint Ventures
The investments in unconsolidated joint ventures consist of the following at December 31, 2013:

Entity	Properties	Nominal % Ownership
Square 407 Limited Partnership	Market Square North	50.0%
The Metropolitan Square Associates LLC	Metropolitan Square	51.0%
BP/CRF 901 New York Avenue LLC	901 New York Avenue	25.0%	(1)
WP Project Developer LLC	Wisconsin Place Land and Infrastructure	33.3%	(2)
RBP Joint Venture LLC	N/A	50.0%	(3)
Boston Properties Office Value-Added Fund, L.P.	N/A	39.5%	(4)
Annapolis Junction NFM, LLC	Annapolis Junction	50.0%	(5)
2 GCT Venture LLC	N/A	60.0%	(6)
540 Madison Venture LLC	540 Madison Avenue	60.0%
125 West 55th Street Venture LLC	N/A	60.0%	(7)
500 North Capitol LLC	500 North Capitol Street, NW	30.0%
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(1)	The Company’s economic ownership can increase based on the achievement of certain return thresholds.

(2)	The Company’s wholly-owned entity that owns the office component of the project also owns a 33.3% interest in the entity owning the land, parking and infrastructure of the project.

(3)	Eighth Avenue and 46th Street was sold on July 19, 2013.

(4)
The Company acquired Mountain View Research Park and Mountain View Technology Park from the Value-Added Fund on April 10, 2013 (See Note 3). As of December 31, 2013, the investment is comprised of undistributed cash.

(5)	Comprised of two buildings, one building under construction and two undeveloped land parcels.

(6)	Two Grand Central Tower was sold on October 25, 2011. As of December 31, 2013, the investment is comprised of undistributed cash.

(7)	125 West 55th Street was sold on May 30, 2013. As of December 31, 2013, the investment is comprised of undistributed cash.

Schedule Of Balance Sheets Of The Unconsolidated Joint Ventures [Text Block]
The combined summarized balance sheets of the unconsolidated joint ventures are as follows:

	December 31, 2013	December 31, 2012
	(in thousands)
ASSETS
Real estate and development in process, net	$924,297	$4,494,971
Other assets	163,149	673,716
Total assets	$1,087,446	$5,168,687
LIABILITIES AND MEMBERS’/PARTNERS’ EQUITY
Mortgage and notes payable	$749,732	$3,039,922
Other liabilities	28,830	792,888
Members’/Partners’ equity	308,884	1,335,877
Total liabilities and members’/partners’ equity	$1,087,446	$5,168,687
Company’s share of equity	$154,726	$787,941
Basis differentials (1)	(28,642)	(128,025)
Carrying value of the Company’s investments in unconsolidated joint ventures	$126,084	$659,916
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(1)
This amount represents the aggregate difference between the Company’s historical cost basis and the basis reflected at the joint venture level, which is typically amortized over the life of the related assets and liabilities. Basis differentials occur from impairment of investments and upon the transfer of assets that were previously owned by the Company into a joint venture. In addition, certain acquisition, transaction and other costs may not be reflected in the net assets at the joint venture level.

Statements Of Operations Of The Joint Ventures
The combined summarized statements of operations of the joint ventures are as follows:

	For the year ended December 31,
	2013	2012	2011
	(in thousands)
Total revenue (1)	$311,548	$564,205	$589,294
Expenses
Operating	105,319	162,665	170,404
Depreciation and amortization	86,088	163,134	190,437
Impairment losses	—	—	40,468
Total expenses	191,407	325,799	401,309
Operating income	120,141	238,406	187,985
Other income (expense)
Interest expense	(112,535)	(224,645)	(228,494)
Losses from early extinguishments of debt	(1,677)	—	—
Income (loss) from continuing operations	5,929	13,761	(40,509)
Gains on sales of real estate	14,207	990	—
Net income (loss)	$20,136	$14,751	$(40,509)

Company’s share of net income (loss)	$4,612	$6,863	$(25,374)
Gains on sales of real estate	54,501	—	46,166
Basis differential	(1,017)	1,732	27,226
Elimination of inter-entity interest on partner loan	16,978	40,483	37,878
Income from unconsolidated joint ventures	$75,074	$49,078	$85,896
Gains on consolidation of joint ventures	$385,991	$—	$—
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(1)
Includes straight-line rent adjustments of $7.8 million, $12.0 million and $21.9 million for the years ended December 31, 2013, 2012 and 2011, respectively. Includes net below-market rent adjustments of $33.7 million, $91.1 million and $120.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. Total revenue for the year ended December 31, 2012 includes termination income totaling approximately $19.6 million (of which the Company's share is approximately $11.8 million) related to a lease termination with a tenant at 767 Fifth Avenue (The General Motors Building).